INTEREST IN JOINT VENTURES	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about Joint venture [Abstract]
INTEREST IN JOINT VENTURES
17	INTEREST IN JOINT VENTURE S

	2020	2019
	US$’000	US$’000

Cost of investment in joint ventures	11,534	77,974
Share of post-acquisition loss, net of dividends received	(11,305)	(25,416)
Reclassification to assets classified as held for sale (b)	(63)	(83)
Carrying amount	166	52,475

The Group’s share of losses in joint ventures that are in excess of the Group’s cost of investment of $Nil (2019: $2,106,000) are accounted for as provision for losses on joint ventures (Note 11 and Note 27). Details of the joint ventures are as follows:

Name of joint venture	Principal activity	Country of incorporation	Proportion of ownership interest and voting power held by the Group		Cost of investment in joint ventures
			2020	2019	2020	2019
Tri-View Shipping Pte. Ltd. (a)	Ship owning and operating	Singapore	51%	51%	132	132
Island Bulk Carriers Pte. Ltd.	Ship operating	Singapore	(c)	65%	-	*
IVS Bulk Pte. Ltd.	Ship owning and operating	Singapore		33.50%	-	66,440
Petrochemical Shipping Limited (d)	Dormant	Isle of Man	50%	50%	11,402	11,402
Leopard Tankers Pte. Ltd. (b)	Dormant	Singapore	50%	50%	*	*
					11,534	77,974

*	Amount is less than US$1,000.

(a)	The Group has joint control over these entities by virtue of the contractual arrangement with its joint venture partner(s) requiring resolutions on the relevant activities to be passed based on unanimous approval.

(b)	These joint venture companies are expected to be dissolved in 2021. Accordingly, the carrying amount of the interest in joint ventures has been reclassified to assets classified as held for sale (Note 40).

(c)	The group acquired a controlling interest in these joint ventures during 2020 and the investment was subsequently reported as a subsidiary (Note 16).

(d)	Petrochemical Shipping Limited was dissolved on 19 March 2021.

The above joint ventures are accounted for using the equity method in these consolidated and combined financial statements.

In 2020, the total share of joint venture companies' loss after taxation amounts to $945,000 (2019: $1,420,000; 2018: $454,000).

Summarised financial information in respect of the Group's material joint ventures are set out below. The summarised financial information below represents amounts shown in the joint venture's financial statements prepared in accordance with IFRSs, adjusted by the Group for equity accounting purposes.

Tri-View Shipping Pte. Ltd.
	2020	2019
	US$’000	US$’000

Current assets	410	897
Non-current assets	-	10,180
Current liabilities	(21)	(805)
Non-current liabilities	-	(6,300)

The above amounts of assets and liabilities include the following:

Cash and cash equivalents	334	757
Current financial liabilities (excluding trade and other payable and provisions)	(1)	(726)
Non-current financial liabilities (excluding trade and other payables and provisions)	-	(6,300)

Revenue (i)	9,484	2,488
Gross loss	(376)	(1,290)
Loss for the year, representing total comprehensive loss for the year	(2,535)	(1,615)
Dividend income from joint venture during the year	536	-

The above loss for the year include the following:

Depreciation	(711)	(2,102)
Impairment loss	(1,985)	-
Interest expense	(154)	(307)

Reconciliation of the above summarised financial information to the carrying amount of the interest in the joint venture recognised in the consolidated and combined financial statements:

Net assets of the joint venture	389	3,972
Proportion of the Group's ownership interest in the joint venture	51%	51%
Other adjustments	(31)	(31)
Carrying amount of the Group's interest in the joint venture	166	1,995

(i)
The revenue in 2020 comprise of income received from the sale of the vessel of $7.9 million.

	2020	2019
	US$’000	US$’000
IVS Bulk Pte. Ltd.

Current assets	-	25,941
Non-current assets	-	263,670
Current liabilities	-	(81,118)
Non-current liabilities	-	(49,358)

The above amounts of assets and liabilities include the following:

Cash and cash equivalents	-	25,650
Current financial liabilities (excluding trade and other payables and provisions)	-	(78,507)
Non-current financial liabilities (excluding trade and other payables and provisions)	-	(49,358)

Revenue	4,388	40,929
Gross (loss) profit	(1,993)	6,103
Loss for the year, representing total comprehensive loss for the year	(3,782)	(3,764)

The above loss for the year include the following:

Depreciation	(2,477)	(14,020)
Interest income	7	33
Interest expense	(1,674)	(9,029)
Income tax	-	(1)

Reconciliation of the above summarised financial information to the carrying amount of the interest in the joint venture recognised in the consolidated and combined financial statements:

2019
US$’000

Net assets of the joint venture	159,135
Proportion of the Group's ownership interest in the joint venture	33.5%
Goodwill	3,575
Other adjustments	(6,405)
Carrying amount of the Group's interest in the joint venture	50,480

The IVS Bulk joint venture was restructured effective 14 February 2020 when GSPL acquired an additional 33.25% interest in IVS Bulk increasing its shareholding to 66.75% resulting in IVS Bulk becoming a subsidiary of the Group. The new shareholders’ agreement with the other remaining shareholder granted GSPL control of key aspects of the corporate governance of IVS Bulk, as a result of which the financials of IVS Bulk were consolidated into the financial statements rather than being accounted for under the equity accounting method.